TRUST FOR CREDIT UNIONS
Short Duration Portfolio
Portfolio of Investments – November 30, 2022 (Unaudited)

Par Value		Value

COLLATERALIZED MORTGAGE OBLIGATIONS - 43.33%
	Federal Home Loan Mortgage Corporation REMIC - 4.47%
$27,702	Series 2868, Class AV
	5.000%, 08/15/24 (a)(b)	$27,500
47,154	Series 1980, Class Z
	7.000%, 07/15/27 (a)	48,042
725,595	Series 3346, Class FT
	1 Month LIBOR USD + 0.350%
	4.223%, 10/15/33 (b)(c)(d)	715,591
568,292	Series 3471, Class FB
	1 Month LIBOR USD + 1.000%
	4.873%, 08/15/35 (c)	573,815
944,582	Series 3208, Class FA
	1 Month LIBOR USD + 0.400%
	4.273%, 08/15/36 (c)	930,782
317,379	Series 3208, Class FH
	1 Month LIBOR USD + 0.400%
	4.273%, 08/15/36 (c)	312,743
224,739	Series 3367, Class YF
	1 Month LIBOR USD + 0.550%
	4.423%, 09/15/37 (c)	222,352
789,141	Series 3371, Class FA
	1 Month LIBOR USD + 0.600%
	4.473%, 09/15/37 (c)	782,795
308,342	Series 4248, Class QF
	1 Month LIBOR USD + 0.500%
	4.373%, 06/15/39 (b)(c)	303,244
115,368	Series 3827, Class KF
	1 Month LIBOR USD + 0.370%
	4.243%, 03/15/41 (c)	114,154
41,109	Series 4109, Class EC
	2.000%, 12/15/41 (a)(b)	30,218
629,534	Series 4272, Class FD
	1 Month LIBOR USD + 0.350%
	4.223%, 11/15/43 (c)	619,372
982,048	Series 4606, Class FL
	1 Month LIBOR USD + 0.500%
	4.373%, 12/15/44 (b)(c)	959,464
408,813	Series 4784, Class PK
	3.500%, 06/15/45 (d)	397,774
2,030,090	Series 4968, Class NP
	6.500%, 04/25/50 (d)	2,234,551
		8,272,397
	Federal National Mortgage Association REMIC - 10.56%
124,206	Series 2006-45, Class TF
	1 Month LIBOR USD + 0.400%
	4.416%, 06/25/36 (c)	122,456
148,811	Series 2006-76, Class QF
	1 Month LIBOR USD + 0.400%
	4.416%, 08/25/36 (c)(d)	146,741
85,487	Series 2007-75, Class VF
	1 Month LIBOR USD + 0.450%
	4.466%, 08/25/37 (c)	84,509
101,036	Series 2010-123B, Class FL
	1 Month LIBOR USD + 0.430%
	4.446%, 11/25/40 (c)(d)	99,672
157,251	Series 2011-110, Class FE
	1 Month LIBOR USD + 0.400%
	4.416%, 04/25/41 (c)(d)	156,258
214,056	Series 2015-92, Class PA
	2.500%, 12/25/41 (b)(d)	196,062
231,251	Series 2012-38, Class JE
	3.250%, 04/25/42 (d)	211,293
540,854	Series 2012-71, Class FL
	1 Month LIBOR USD + 0.500%
	4.516%, 07/25/42 (c)	530,353
2,245,317	Series 2013-101, Class CF
	1 Month LIBOR USD + 0.600%
	4.616%, 10/25/43 (c)	2,207,767
1,552,683	Series 2013-101, Class FE
	1 Month LIBOR USD + 0.600%
	4.616%, 10/25/43 (c)	1,526,107
2,703,298	Series 2016-62, Class FH
	1 Month LIBOR USD + 0.400%
	4.416%, 09/25/46 (c)	2,657,412
2,994,209	Series 2016-83, Class FK
	1 Month LIBOR USD + 0.500%
	4.516%, 11/25/46 (c)	2,932,472
1,663,203	Series 2017-39, Class FT
	1 Month LIBOR USD + 0.400%
	4.416%, 05/25/47 (c)	1,612,491
1,876,420	Series 2017-112, Class FC
	1 Month LIBOR USD + 0.350%
	4.366%, 01/25/48 (c)	1,811,783
568,851	Series 2008-22, Class FD
	1 Month LIBOR USD + 0.840%
	4.856%, 04/25/48 (b)(c)	569,038
4,270,402	Series 2020-18, Class KD
	6.500%, 03/25/50	4,678,096
		19,542,510
	Government National Mortgage Association - 28.30%
4,580,943	Series 2018-H09, Class FC
	12 Month LIBOR USD + 0.150%
	2.779%, 06/20/68 (c)	4,434,272
5,359,196	Series 2018-H11, Class FJ
	12 Month LIBOR USD + 0.080%
	2.855%, 07/20/68 (c)	5,212,848
15,654,658	Series 2021-H03, Class FA
	30-Day Average SOFR + 0.380%
	3.772%, 04/20/70 (c)	15,344,560
3,214,945	Series 2020-H09, Class DF
	1 Month LIBOR USD + 0.640%
	3.639%, 05/20/70 (c)	3,124,265
17,890,702	Series 2021-H10, Class FB
	30-Day Average SOFR + 1.500%
	4.892%, 06/20/71 (c)	18,221,553
5,913,318	Series 2021-H11, Class FM
	30-Day Average SOFR + 1.500%
	4.892%, 07/20/71 (c)	6,015,162
		52,352,660
	Total Collateralized Mortgage Obligations	80,167,567
	(Cost $82,403,485)

MORTGAGE-BACKED OBLIGATIONS - 14.99%
	Federal Home Loan Mortgage Corporation - 0.78%
46,467	12 Month LIBOR USD + 1.840%
	3.763%, 11/01/34 (c)	45,751
1,217,426	3.000%, 11/01/34	1,146,322
82,702	H15T1Y + 2.250%
	3.006%, 08/01/35 (c)	83,444
110,404	12 Month LIBOR USD + 1.767%
	2.331%, 05/01/36 (c)	109,524
52,582	12 Month LIBOR USD + 1.890%
	2.626%, 03/01/42 (c)	52,126
		1,437,167
	Federal Home Loan Mortgage Corporation Gold - 0.97%
32,730	5.000%, 08/01/35	33,711
5,920	5.000%, 12/01/35	6,098
1,379,258	3.000%, 01/01/37	1,305,523
49,853	5.000%, 03/01/37	51,349
108,220	5.000%, 05/01/37	111,467
76,603	5.000%, 02/01/38	78,762
39,957	5.000%, 03/01/38	41,028
25,070	5.000%, 09/01/38	25,776
85,729	5.000%, 12/01/38	88,214
57,804	5.000%, 01/01/39	59,432
		1,801,360
	Federal National Mortgage Association - 11.85%
16,013	5.000%, 03/01/27	16,181
22,915	7.000%, 08/01/28	22,867
18,699	7.000%, 08/01/28	18,660
31,726	7.000%, 11/01/28	31,698
5,233,000	1 Month LIBOR USD + 0.520%
	4.325%, 05/01/29 (c)	5,198,098
6,579	7.000%, 02/01/32	6,686
46,104	2.500%, 02/01/32	43,450
52,692	7.000%, 05/01/32	53,455
143,758	H15T1Y + 2.625%
	3.704%, 09/01/32 (c)	141,089
2,639,627	4.000%, 04/01/33	2,590,549
142,034	H15T1Y + 2.215%
	4.106%, 07/01/33 (c)	145,022
117,569	12 Month LIBOR USD + 1.537%
	3.787%, 11/01/33 (c)	115,470
156,139	H15T1Y + 2.215%
	2.340%, 12/01/33 (c)	152,414
414,171	4.500%, 01/01/34	415,412
810,874	4.500%, 01/01/34	813,324
146,422	12 Month LIBOR USD + 1.533%
	2.699%, 04/01/34 (c)	143,545
55,033	H15T1Y + 2.185%
	4.185%, 08/01/34 (c)	54,415
325	6.000%, 09/01/34	333
49,598	12 Month LIBOR USD + 1.627%
	3.897%, 10/01/34 (c)	49,790
2,343,605	3.500%, 01/01/35	2,261,946
2,203,056	2.500%, 03/01/35	2,045,577
21,906	12 Month LIBOR USD + 1.671%
	2.296%, 03/01/35 (c)	21,451
1,480,511	3.000%, 04/01/35	1,392,836
38,713	12 Month LIBOR USD + 1.720%
	3.095%, 04/01/35 (c)	38,029
93,655	12 Month LIBOR USD + 1.412%
	2.225%, 05/01/35 (c)	93,446
113,793	H15T1Y + 2.313%
	3.284%, 05/01/35 (c)	115,909
50,380	6 Month LIBOR USD + 1.412%
	2.653%, 06/01/35 (c)	49,065
1,312,376	4.000%, 06/01/35	1,255,147
61,061	6 Month LIBOR USD + 1.498%
	2.909%, 08/01/35 (c)	59,925
151,249	12 Month LIBOR USD + 1.750%
	4.000%, 08/01/35 (c)	153,751
35,074	12 Month LIBOR USD + 2.435%
	4.685%, 09/01/35 (c)	34,616
72,966	H15T1Y + 2.085%
	4.085%, 10/01/35 (c)	71,873
271,541	12 Month LIBOR USD + 1.557%
	2.997%, 11/01/35 (c)	266,927
75,909	12 Month LIBOR USD + 1.737%
	2.487%, 03/01/36 (c)	74,309
93,680	12 Month US Treasury Average + 2.246%
	3.657%, 04/01/36 (c)	93,589
822,359	4.500%, 12/01/38	816,819
28,201	5.000%, 10/01/39	28,522
223,279	12 Month LIBOR USD + 1.748%
	2.965%, 05/01/42 (c)	224,420
82,110	12 Month LIBOR USD + 1.700%
	3.450%, 06/01/42 (c)	82,250
130,343	12 Month LIBOR USD + 1.684%
	3.934%, 10/01/42 (c)	129,757
210,039	12 Month LIBOR USD + 1.597%
	3.109%, 12/01/44 (c)	210,517
704,220	12 Month LIBOR USD + 1.610%
	3.137%, 04/01/47 (c)	674,122
612,098	12 Month LIBOR USD + 1.609%
	3.136%, 09/01/47 (c)	582,574
503,392	3.500%, 04/01/49	465,920
700,804	4.000%, 05/01/49	667,775
		21,923,530
	Government National Mortgage Association - 1.39%
$15,235	H15T1Y + 1.500%
	2.875%, 05/20/42 (c)	15,046
13,227	H15T1Y + 1.500%
	2.875%, 06/20/42 (c)	13,063
75,316	H15T1Y + 1.500%
	2.625%, 07/20/42 (c)	73,536
7,709	H15T1Y + 1.500%
	1.750%, 10/20/42 (c)	7,496
14,827	H15T1Y + 1.500%
	1.750%, 12/20/42 (c)	14,419
2,464,662	12 Month LIBOR USD + 1.513%
	3.327%, 09/20/69 (c)	2,456,170
		2,579,730
	Total Mortgage-Backed Obligations	27,741,787
	(Cost $28,791,029)

U.S. GOVERNMENT-BACKED OBLIGATIONS - 35.61%
	FHLMC, Multifamily Structured Pass Through Certificates - 7.53%
370,387	Series K-F29, Class A
	1 Month LIBOR USD + 0.360%
	4.165%, 02/25/24 (b)(c)	369,451
863,429	Series K-091, Class A1
	3.339%, 10/25/28 (a)(b)	832,918
12,890,560	Series K-F92, Class AL
	1 Month LIBOR USD + 0.330%
	4.135%, 10/25/30 (b)(c)	12,729,349
		13,931,718
	FNMA - 0.38%
711,612	Series 2013-M6, Class 2A
	2.674%, 03/25/23 (c)	704,744
		704,744
	GNMA - 27.70%
10,800,317	Series 2021-051, Class AC
	1.500%, 05/16/55 (a)	8,976,078
20,290,483	Series 2021-052, Class A
	1.500%, 05/16/61 (a)	17,134,828
12,968,980	Series 2021-068, Class AB
	1.500%, 12/16/61 (a)	10,940,691
16,667,013	Series 2020-132, Class AD
	2.200%, 09/16/62 (a)	14,208,027
		51,259,624
	Total U.S. Government-Backed Obligations	65,896,086
	(Cost $76,660,378)

REGISTERED INVESTMENT COMPANY - 0.18%
334,947	First American Government Obligations Fund - Class X
	3.670%, 12/01/31 (e)	334,947
	Total Registered Investment Company	334,947
	(Cost $334,947)

REPURCHASE AGREEMENTS - 5.94%
11,000,000	INT FCStone Financial, Inc., 3.910%, Dated 11/30/2022, matures 12/01/2022,
	repurchase price $11,001,195 (collateralized by $39,807,003 par amount of Government
	Agencies, GNMA, FNMA, and FHLMC securities of 0.800% to 7.500% due 11/15/23
	to 10/20/64, total market value $11,258,333)	11,000,000
	Total Repurchase Agreements	11,000,000
	(Cost $11,000,000)

	Total Investments - 100.05%	185,140,387
	(Cost $199,189,839)
	Net Other Assets and Liabilities - (0.05)%	(100,360)
	Net Assets - 100.00%	$185,040,027

	(a) The security has Sequential collateral.
	(b) The security has Structured collateral.
	(c)
Variable rate securities. Interest rates disclosed are those which are in effect at November 30, 2022. Maturity date shown is the date of the next coupon rate reset or actual maturity. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. For those variable rate securities which are based on published reference and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. See also, Explanation of Abbreviations and Acronyms below.

	(d) The security has PAC (Planned Amortization Class) collateral.
	(e) Seven day yield as of November 30, 2022.

Explanation of Abbreviations and Acronyms:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	U.S. Dollar

NOTES TO PORTFOLIO OF INVESTMENTS
November 30, 2022 (Unaudited)

A. Investment Valuation
For the Short Duration Portfolio (the “Portfolio”) investments in mortgage-backed, asset-backed (to the extent that obligations authorized under the Federal Credit Union Act are categorized as asset-backed obligations), and U.S. Treasury obligations for which accurate market quotations are readily available are valued on the basis of quotations furnished by a pricing service or provided by dealers in such securities. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Portfolio securities for which accurate market quotations are not readily available due to, among other factors, current market trading activity, credit quality and default rates, are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Board of Trustees of Trust for Credit Unions.

The Portfolio is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

	Level 1	–	quoted prices in active markets for identical securities
	Level 2	–	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3	–	significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 assets and liabilities, if any, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates Level 1 and Level 2 assets and liabilities, if any, on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Portfolio’s net assets as of November 30, 2022 is as follows:

	Short Duration Portfolio
	Total Market Value at 11/30/2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Collateralized Mortgage Obligations	$80,167,567	$-	$80,167,567	$-
Mortgage-Backed Obligations	27,741,787	-	27,741,787	-
U.S. Government-Backed Obligations	65,896,086	-	65,896,086	-
Registered Investment Company	334,947	334,947	-	-
Repurchase Agreements	11,000,000	-	11,000,000	-
	$185,140,387	$334,947	$184,805,440	$-

The Portfolio did not hold any Level 3 securities at November 30, 2022.
For additional information regarding the Portfolio’s policy for valuation of investments or other significant accounting policies, please refer to the Portfolio’s most recent Semi-Annual or Annual Report.

B. Security Transactions and Investment Income
Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

C. Repurchase Agreements and Reverse Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Portfolio, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Portfolio may be delayed or limited and there may be a decline in the value of the collateral during the period while the Portfolio seeks to assert its rights. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s regular custodian or at a custodian specifically designated for purposes of the repurchase agreement under triparty repurchase agreements. The Portfolio may also engage in reverse repurchase transactions in which a Portfolio sells its securities and simultaneously agrees to repurchase the securities at a specified time and price. Reverse repurchase transactions are considered to be borrowings by a Portfolio.

D. When-Issued Securities
Consistent with National Credit Union Administration rules and regulations, the Portfolio may purchase or sell when-issued securities, including TBA (To Be Announced) securities that have been authorized, but not yet issued in the market. The value of a when-issued security sale is recorded as an asset and a liability on the Portfolio’s records with the difference between its market value and expected cash proceeds recorded as an unrealized gain or loss. Gains or losses are realized upon delivery of the security sold. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction. All settlements in connection with purchases and sales of when-issued securities must be by regular way (i.e., the normal security settlement time, which may vary according to security type). When purchasing a security on a when-issued basis, the Portfolio must set aside liquid assets, or engage in other appropriate measures to cover the obligations under the contract. At November 30, 2022, the Portfolio did not hold any TBA securities.

E. LIBOR Transition
The Portfolio invests in financial instruments with payment obligations, financing terms, hedging strategies or investment values based on floating rates, such as London Interbank Offered Rate (“LIBOR”). LIBOR is the offered rate for short-term Eurodollar deposits between major international banks.

ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. The transition away from LIBOR poses a number of other risks, including changed values of LIBOR-related investments, which may adversely affect the Portfolio’s performance.